Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Average Recorded Investment
With no related allowance recorded	$ 26,932	$ 21,573
With an allowance recorded	12,752	17,398
Total impaired loans	39,684	38,971
Interest Recognized For the Period Ended
With no related allowance recorded	542	338
With an allowance recorded	159	166
Total impaired loans	701	504
Commercial, financial, and agricultural
Average Recorded Investment
With no related allowance recorded	3,141	2,693
With an allowance recorded	1,773	1,677
Interest Recognized For the Period Ended
With no related allowance recorded	94	108
With an allowance recorded	19	29
Real estate - construction residential
Average Recorded Investment
With no related allowance recorded	610	80
With an allowance recorded	1,697	2,409
Interest Recognized For the Period Ended
With no related allowance recorded	2	0
With an allowance recorded	0	0
Real estate - construction commercial
Average Recorded Investment
With no related allowance recorded	5,950	7,437
With an allowance recorded	42	514
Interest Recognized For the Period Ended
With no related allowance recorded	0	6
With an allowance recorded	0	0
Real estate - residential
Average Recorded Investment
With no related allowance recorded	3,517	2,612
With an allowance recorded	5,118	4,596
Interest Recognized For the Period Ended
With no related allowance recorded	46	51
With an allowance recorded	129	24
Real estate - commercial
Average Recorded Investment
With no related allowance recorded	13,703	8,461
With an allowance recorded	3,810	8,157
Interest Recognized For the Period Ended
With no related allowance recorded	400	170
With an allowance recorded	11	113
Consumer
Average Recorded Investment
With no related allowance recorded	11	290
With an allowance recorded	312	45
Interest Recognized For the Period Ended
With no related allowance recorded	0	3
With an allowance recorded	$ 0	$ 0